Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Schedule of Changes in AOCI, Net of Tax
Changes in each component of AOCI, net of tax, are as follows for the three months ended March 31, 2019 and 2018:

	Currency Translation Adjustments	Hedging Activities Adjustments	Pension and Other Postretirement Benefit Liability Adjustments	Total
	(In thousands)
Balance January 1, 2019	$(10,650)	$(6,147)	$(2,831)	$(19,628)
Other comprehensive income (loss) before reclassifications	1,532	(3,767)	—	(2,235)
Income tax effects before reclassifications	(69)	1,462	—	1,393
Amounts reclassified from AOCI	—	—	—	—
Income tax effects on reclassifications	—	—	—	—
Currency translation AOCI	—	80	53	133
Balance March 31, 2019	$(9,187)	$(8,372)	$(2,778)	$(20,337)